UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2014

Date of reporting period:	4/30/2014

Item 1.	Schedule of Investments

Prudential MoneyMart Assets, Inc.

Schedule of Investments

as of April 30, 2014 (Unaudited)

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 22.1%
Bank of America NA	0.200%		05/28/14	5,000	$5,000,000
Bank of America NA	0.250%		11/03/14	6,000	6,000,000
Bank of Montreal	0.160%		05/28/14	8,000	8,000,000
Bank of Montreal	0.235	%(a)	06/18/14	5,000	5,000,000
Bank of Nova Scotia	0.234	%(a)	06/19/14	4,000	4,000,000
Bank of Nova Scotia	0.407	%(a)	11/10/14	4,000	4,003,808
Bank of Nova Scotia	0.584	%(a)	09/30/14	2,000	2,002,917
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.240%		10/14/14	4,000	4,000,000
BB&T Corp.	0.150%		05/28/14	4,000	4,000,030
BNP Paribas SA	0.470	%(a)	04/10/15	6,000	6,000,000
Branch Banking & Trust Co.	0.150%		06/26/14	6,000	6,000,000
Branch Banking & Trust Co.	0.150%		07/23/14	5,000	5,000,000
Canadian Imperial Bank of Commerce	0.233	%(a)	06/13/14	5,000	5,000,000
Citibank NA	0.203	%(a)	06/05/14	5,000	5,000,000
Citibank NA	0.230%		05/09/14	5,000	5,000,133
Credit Agricole SA	0.330%		10/09/14	5,000	5,000,000
Deutsche Bank AG	0.230%		05/29/14	1,000	1,000,000
JPMorgan Chase Bank NA	0.270	%(a)	07/31/14	3,500	3,500,000
Norinchukin Bank	0.210%		07/31/14	3,000	3,000,000
Norinchukin Bank	0.220%		06/18/14	1,000	1,000,000
Rabobank Nederland(b)	0.277	%(a)	04/14/15	5,000	5,000,000
Royal Bank of Canada	0.251	%(a)	10/17/14	5,000	5,000,000
Standard Chartered Bank	0.280%		10/27/14	2,000	2,000,000
Standard Chartered Bank	0.282	%(a)	10/16/14	4,000	4,000,000
State Street Bank & Trust Co.	0.150%		07/14/14	1,000	1,000,000
State Street Bank & Trust Co.	0.203	%(a)	10/08/14	6,000	6,000,000
Sumitomo Mitsui Banking Corp.	0.260%		10/10/14	4,000	4,000,000
Svenska Handelsbanken AB	0.410	%(a)	10/06/14	8,500	8,507,124
Swedbank AB	0.190%		06/25/14	3,000	3,000,000
Toronto-Dominion Bank (The)	0.222	%(a)	07/26/14	2,000	2,000,000
Wells Fargo Bank NA	0.140%		07/14/14	5,000	5,000,000
Wells Fargo Bank NA	0.201	%(a)	07/11/14	1,000	1,000,000
Wells Fargo Bank NA	0.202	%(a)	08/20/14	2,000	2,000,000
Wells Fargo Bank NA	0.222	%(a)	12/09/14	4,000	4,000,000

					140,014,012

COMMERCIAL PAPER — 22.9%
ABN AMRO Funding USA LLC, 144A	0.254	%(c)	08/05/14	4,000	3,997,293
ABN AMRO Funding USA LLC, 144A	0.310	%(c)	10/08/14	3,000	2,995,867
BASF AG, 144A	0.070	%(c)	05/01/14	10,000	10,000,000
Caisse Centrale Desjardins du Quebec, 144A	0.246	%(a)	10/23/14	7,000	7,000,000
CDP Financial, Inc., 144A	0.150	%(c)	05/07/14	3,000	2,999,925
CDP Financial, Inc., 144A	0.160	%(c)	08/20/14	3,000	2,998,520
CDP Financial, Inc., 144A	0.160	%(c)	09/02/14	3,000	2,998,347
Commonwealth Bank of Australia, 144A	0.232	%(a)	04/23/15	6,000	6,000,000
Commonwealth Bank of Australia, 144A	0.245	%(a)	06/06/14	1,000	1,000,048
CPPIB Capital, Inc., 144A	0.130	%(c)	06/23/14	5,000	4,999,043
CPPIB Capital, Inc., 144A	0.140	%(c)	07/21/14	1,000	999,685
DNB Bank ASA, 144A	0.231	%(a)	06/11/14	2,000	2,000,000
DNB Bank ASA, 144A	0.244	%(a)	01/16/15	7,000	7,000,000
DNB Bank ASA, 144A	0.245	%(a)	09/10/14	2,000	2,000,000
DNB Bank ASA, 144A	0.246	%(a)	11/07/14	4,000	4,000,000
General Electric Capital Corp.	0.200	%(c)	06/09/14	5,000	4,998,917
General Electric Capital Corp.	0.200	%(c)	10/14/14	2,000	1,998,156
HSBC Bank PLC, 144A	0.215	%(a)	01/30/15	4,000	4,000,000
HSBC Bank PLC, 144A	0.234	%(a)	02/12/15	1,000	1,000,000
ING (U.S.) Funding LLC	0.200	%(c)	05/20/14	5,000	4,999,472
ING (U.S.) Funding LLC	0.300	%(c)	10/22/14	2,000	1,997,100
International Finance Corp.	0.090	%(c)	06/06/14	4,000	3,999,640

International Finance Corp.	0.110	%(c)	06/24/14	4,000	3,999,328
JPMorgan Securities LLC, 144A	0.130	%(c)	05/23/14	4,000	3,999,682
JPMorgan Securities LLC, 144A	0.352	%(a)	11/18/14	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.352	%(a)	12/16/14	3,000	3,000,000
Nestle Finance International Ltd.	0.125	%(c)	06/04/14	7,000	6,999,174
Nordea Bank AB, 144A	0.175	%(c)	06/24/14	2,000	1,999,475
PNC Bank NA	0.240	%(c)	07/07/14	3,000	2,998,660
PNC Bank NA	0.301	%(c)	08/25/14	5,000	4,995,167
PNC Bank NA	0.310%		01/16/15	1,000	1,000,000
PSP Capital, Inc., 144A	0.130	%(c)	07/07/14	2,000	1,999,516
PSP Capital, Inc., 144A	0.150	%(c)	07/16/14	4,000	3,998,733
Schlumberger Investment SA, 144A	0.130	%(c)	07/11/14	2,000	1,999,487
Schlumberger Investment SA, 144A	0.150	%(c)	06/25/14	3,000	2,999,312
Skandinaviska Enskilda Banken AB, 144A	0.260	%(c)	10/14/14	4,000	3,995,204
State Street Corp.	0.140	%(c)	05/27/14	3,000	2,999,697
State Street Corp.	0.150	%(c)	06/04/14	4,000	3,999,433
Swedbank AB	0.255	%(c)	10/17/14	4,000	3,995,212
Toyota Motor Credit Corp.	0.140	%(c)	07/15/14	3,000	2,999,125

					144,959,218

OTHER CORPORATE OBLIGATIONS — 6.1%
Bank of New York Mellon Corp.	0.498	%(a)	07/28/14	4,000	4,003,000
Commonwealth Bank of Australia	1.950%		03/16/15	1,000	1,013,849
General Electric Capital Corp., MTN	0.493	%(a)	09/15/14	2,000	2,002,029
International Bank for Reconstruction & Development	0.153	%(a)	01/14/15	6,000	6,000,253
International Finance Corp., MTN	0.152	%(a)	01/28/15	2,000	2,000,005
MetLife Insurance Funding II, 144A	0.600	%(a)	01/06/15	2,000	2,005,170
Principal Life Global Funding II, 144A	0.394	%(a)	09/19/14	3,000	3,001,986
Principal Life Global Funding II, 144A	0.854	%(a)	07/09/14	4,000	4,004,972
Royal Bank of Canada, MTN	0.460	%(a)	01/06/15	2,000	2,003,117
Toronto-Dominion Bank (The)	0.527	%(a)	07/14/14	3,000	3,001,973
Toyota Motor Credit Corp., MTN	0.227	%(a)	01/14/15	4,000	4,000,000
Toyota Motor Credit Corp., MTN	0.230	%(a)	10/08/14	3,000	3,000,000
Wal-Mart Stores, Inc.	5.403	%(a)	06/01/14	3,000	3,013,141

					39,049,495

TIME DEPOSITS — 5.3%
Australia & New Zealand Banking Group Ltd.	0.230%		05/05/14	5,000	5,000,000
Australia & New Zealand Banking Group Ltd.(b)	0.250%		05/20/14	8,000	8,000,000
U.S. Bank National Association	0.150%		05/01/14	20,447	20,447,000

					33,447,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.9%
Federal Farm Credit Bank	0.113	%(a)	05/12/14	2,955	2,955,015
Federal Home Loan Bank	0.050	%(c)	06/24/14	1,000	999,925
Federal Home Loan Bank	0.054	%(c)	06/25/14	6,000	5,999,505
Federal Home Loan Bank	0.057	%(c)	07/30/14	9,000	8,998,717
Federal Home Loan Bank	0.067	%(a)	08/15/14	7,000	6,998,964
Federal Home Loan Bank	0.071	%(c)	06/04/14	3,000	2,999,799
Federal Home Loan Bank	0.072	%(c)	05/16/14	5,000	4,999,850
Federal Home Loan Bank	0.074	%(c)	05/02/14	22,000	21,999,955
Federal Home Loan Bank	0.077	%(c)	06/11/14	1,000	999,912
Federal Home Loan Bank	0.077	%(a)	06/18/14	4,000	4,000,000
Federal Home Loan Bank	0.079	%(c)	06/20/14	10,000	9,998,903
Federal Home Loan Bank	0.080	%(c)	06/06/14	1,000	999,920
Federal Home Loan Bank	0.082	%(c)	06/18/14	3,000	2,999,672
Federal Home Loan Bank	0.085	%(c)	05/14/14	15,000	14,999,540
Federal Home Loan Bank	0.087	%(c)	05/07/14	14,000	13,999,798
Federal Home Loan Bank	0.091	%(c)	05/09/14	15,000	14,999,696

Federal Home Loan Bank	0.092	%(a)	05/09/14 - 11/18/14	6,000	5,999,906
Federal Home Loan Bank	0.093	%(a)	06/12/14 - 08/12/14	10,000	9,999,870
Federal Home Loan Bank	0.097	%(a)	08/19/14 - 08/20/14	9,000	9,000,000
Federal Home Loan Bank	0.098	%(a)	12/08/14	6,000	5,999,907
Federal Home Loan Bank	0.100	%(a)	07/10/14	3,000	2,999,970
Federal Home Loan Bank	0.102	%(a)	12/18/14 - 04/02/15	18,000	17,999,412
Federal Home Loan Bank	0.103	%(a)	12/12/14	2,000	1,999,887
Federal Home Loan Bank	0.112	%(a)	12/09/14	5,000	5,000,000
Federal Home Loan Bank	0.113	%(c)	08/06/14	4,000	3,998,782
Federal Home Loan Bank	0.115	%(a)	08/10/15	4,000	3,999,879
Federal Home Loan Bank	0.120%		08/13/14	4,000	3,999,891
Federal Home Loan Bank	0.122	%(a)	05/23/14	2,000	2,000,031
Federal Home Loan Bank	0.136	%(a)	11/18/14	5,000	4,999,861
Federal Home Loan Mortgage Corp.	0.132	%(a)	10/16/15	2,000	2,000,310
Federal Home Loan Mortgage Corp.	0.141	%(a)	07/17/15	7,000	7,002,617
Federal National Mortgage Association	0.080	%(c)	05/07/14 - 05/27/14	6,000	5,999,742
Federal National Mortgage Association	0.123	%(a)	08/05/15	3,000	3,000,402

					214,949,638

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bills	0.108	%(c)	05/15/14	4,000	3,999,832
U.S. Treasury Notes	2.250%		05/31/14	6,000	6,010,777
U.S. Treasury Notes	2.625%		07/31/14	5,000	5,032,354

					15,042,963

REPURCHASE AGREEMENTS(d) — 8.7%
Barclays Capital, Inc. 0.04%, dated 04/24/14, due 05/01/14 in the amount of $7,000,054				7,000	7,000,000
Barclays Capital, Inc. 0.04%, dated 04/28/14, due 05/05/14 in the amount of $7,000,054				7,000	7,000,000
Barclays Capital, Inc. 0.04%, dated 04/29/14, due 05/06/14 in the amount of $4,000,031				4,000	4,000,000
Barclays Capital, Inc. 0.05%, dated 04/30/14, due 05/07/14 in the amount of $7,000,068				7,000	7,000,000
BNP Paribas Securities Corp. 0.06%, dated 04/30/14, due 05/01/14 in the amount of $9,000,015				9,000	9,000,000
Goldman Sachs & Co. 0.05%, dated 04/29/14, due 05/06/14 in the amount of $10,000,097				10,000	10,000,000
Goldman Sachs & Co. 0.05%, dated 04/30/14, due 05/07/14 in the amount of $4,000,039				4,000	4,000,000

HSBC Securities (USA), Inc. 0.04%, dated 04/24/14, due 05/01/14 in the amount of $7,000,054	7,000	7,000,000

		55,000,000

TOTAL INVESTMENTS — 101.4% (amortized cost $642,462,326)(e)		642,462,326
Liabilities in excess of other assets — (1.4)%		(9,110,282)

NET ASSETS — 100.0%		$633,352,044

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2014.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Repurchase agreements are collateralized by FHLB (coupon rate 0.000%, maturity date 05/01/14), FHLMC (coupon rates 3.500% - 8.500%, maturity dates 04/01/16 - 11/01/42), FNMA (coupon rates 3.000% - 8.500%, maturity dates 01/01/16 - 03/01/44) and U.S. Treasury Notes (coupon rate 1.250%, maturity date 10/31/18) with the aggregate value, including accrued interest, of $56,106,785.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$140,014,012	$—
Commercial Paper	—	144,959,218	—
Other Corporate Obligations	—	39,049,495	—
Time Deposits	—	33,447,000	—
U.S. Government Agency Obligations	—	214,949,638	—
U.S. Treasury Obligations	—	15,042,963	—
Repurchase Agreements	—	55,000,000	—

Total	$—	$642,462,326	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as
Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    June 19, 2014

*	Print the name and title of each signing officer under his or her signature.